Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	¥ 18,517,087
Net change during the period	344,351	¥ 888,927
Balance at end of period	19,481,053	17,491,649
Accumulated other comprehensive income, net of taxes:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	2,237,625	871,054
Net change during the period	243,252	820,817
Balance at end of period	2,480,877	1,691,871
Net unrealized losses (gains) on investment securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(826,271)	(883,931)
Net change during the period	41,091	(158,006)
Balance at end of period	(785,180)	(1,041,937)
Net debt valuation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(41,382)	3,268
Net change during the period	3,051	(22,260)
Balance at end of period	(38,331)	(18,992)
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	63	551
Net change during the period	178	1,078
Balance at end of period	241	1,629
Defined benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	389,392	8,350
Net change during the period	(23,831)	48,942
Balance at end of period	365,561	57,292
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	2,715,823	1,742,816
Net change during the period	222,763	951,063
Balance at end of period	¥ 2,938,586	¥ 2,693,879